Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2023
Organization and Principal Activities (Tables) [Line Items]
Schedule of Company’s Major Subsidiaries and Consolidated VIE	As of December 31, 2023, the Company’s major subsidiaries and consolidated VIE are as follows:
Name	Date of Incorporation	Percentage of beneficial ownership for purposes of accounting	Principal Activities
Wholly owned subsidiaries
AI PLUS HOLDING LIMITED (“AI Plus”)	August 30, 2018	100%	Investing holding company
Xiao-i Technology Limited (“Xiao-i Technology”)	December 17, 2018	100%	Investing holding company
Zhizhen Artificial Intelligent Technology (Shanghai) Co. Ltd. (“Zhizhen Technology”) (“WFOE”)	February, 21, 2019	100%	WFOE, a holding company

VIE
Shanghai Xiao-i Robot Technology Co., Ltd. (“Shanghai Xiao-i”)	August 27, 2009	100%	Internet technology development

Subsidiaries of VIE
Xiaoi Robot Technology (H.K) Ltd. (“Xiaoi Robot”)	June 3, 2016	100%	Internet technology development
Guizhou Xiao-i Robot Technology Co., Ltd. (“Guizhou Xiao-i”)	July 18, 2016	70%	AI robot development

Schedule of Consolidated Balance Sheets Information	PARENT COMPANY BALANCE SHEETS
	As of December 31,
	2022	2023
ASSETS
Cash and cash equivalents	$1,104	$1,889
Investment income in subsidiaries	-	-
Prepaid expenses and other current assets, net	2	2,493,301
Amount due from intercompany-current	-	17,656,465
TOTAL ASSETS	$1,106	$20,151,655

LIABILITIES
Accounts payable	$-	$34,277
Accrued expenses and other current liabilities	-	347,014
Investment deficit in subsidiaries	5,887,042	24,469,459
Amount due to intercompany-current	-	164,593
TOTAL LIABILITIES	$5,887,042	$25,015,343

Shareholders’ deficit
Ordinary shares (par value of $0.00005 per share; 1,000,000,000 shares and 1,000,000,000 shares authorized as of December 31, 2022 and 2023, respectively; 22,115,592 shares and 24,015,592 shares issued and outstanding as of December 31,2022 and December 31, 2023, respectively)	$1,106	$1,201
Preferred shares (par value of $0.00005 per share; nil and 3,700,000 preferred shares authorized as of December 31, 2022 and 2023, respectively; nil and 3,700,000 preferred shares issued and outstanding as of December 31, 2022 and 2023, respectively)	-	185
Additional paid-in capital	75,621,294	108,729,047
Statutory reserve	237,486	237,486
Accumulated deficit	(78,483,156)	(110,833,045)
Accumulated other comprehensive loss	(3,262,666)	(2,998,562)
Total shareholders’ deficit	$(5,885,936)	$(4,863,688)

Schedule of Consolidated Statements of Operations and Comprehensive (loss)/Income	PARENT COMPANY STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME/(LOSS)
	Years ended December 31,
	2021	2022	2023
Operating expenses:
Selling expenses	$-	$-	$(811,129)
General and administrative expenses	-	-	(1,496,239)
Other income	-	-	161,408
Share of loss in subsidiaries and VIEs	3,677,813	(5,898,535)	(24,315,847)
Income/(Loss) before income tax provision	3,677,813	(5,898,535)	(26,461,807)
Provision for income tax	-	-	-
Net Income/(loss)	$3,677,813	$(5,898,535)	$(26,461,807)

Schedule of Consolidated Cash Flows Information	PARENT COMPANY STATEMENTS OF CASH FLOW
	Years ended December 31,
	2021	2022	2023
Net cash used in operating activities	$-	$(1)	$(21,749,842)
Net cash used in investing activities	-	-	(13,000,000)
Net cash provided by financing activities	-	-	34,750,627
Net cash inflow	$-	$(1)	$785

Variable Interest Entity [Member]
Organization and Principal Activities (Tables) [Line Items]
Schedule of Consolidated Balance Sheets Information	Consolidated Balance Sheets Information
	As of December 31,
	2022	2023
Assets
Current assets:
Cash and cash equivalents	$1,025,141	$890,365
Restricted cash	-	20,676
Accounts receivable, net	41,362,705	28,326,985
Amounts due from related parties	346,517	-
Inventories	768,216	67,826
Contract costs	2,012,309	1,691,293
Advance to suppliers	1,115,672	1,134,529
Deferred offering costs	1,330,902	-
Prepaid expenses and other current assets, net	460,850	1,665,653
Amount due from intercompany-current	-	748,183
Total current assets	48,422,312	34,545,510

Non-current assets:
Property and equipment, net	219,470	1,913,693
Intangible assets, net	637,114	212,445
Long-term investments	204,899	964,250
Right of use assets	865,399	173,879
Deferred tax assets, net	3,888,574	-
Prepaid expenses and other non-current assets	3,697,675	3,710,351
Amount due from related parties-non current	-	13,859,350
Total non-current assets	9,513,131	20,833,968

TOTAL ASSETS	$57,935,443	$55,379,478

Liabilities
Current liabilities:
Short-term borrowings	$18,784,459	$26,760,940
Accounts payable	9,180,532	13,210,566
Amount due to related parties-current	896,431	704,947
Deferred revenue	2,553,808	1,654,145
Accrued expenses and other current liabilities	17,006,680	13,295,209
Convertible loans	3,754,269	-
Lease liabilities, current	435,462	93,284
Amount due to intercompany-current	-	26,864,085
Total current liabilities	52,611,641	82,583,176

Non-current liabilities:
Amount due to related parties-non current	8,581,743	7,505,290
Accrued liabilities, non-current	5,391,664	5,153,803
Lease liabilities, non-current	300,974	61,471
Total non-current liabilities	14,274,381	12,720,564

TOTAL LIABILITIES	$66,886,022	$95,303,740

Schedule of Consolidated Statements of Operations and Comprehensive (loss)/Income	Consolidated Statements of Operations and Comprehensive Income/(loss)
	For the years ended December 31,
	2021	2022	2023
Net Revenue	$32,524,013	$48,184,958	$59,165,258
Net income /(loss)	$3,365,002	$(5,969,762)	$(24,030,102)

Schedule of Consolidated Cash Flows Information	Consolidated Cash Flows Information
	For the years ended December 31,
	2021	2022	2023
Net cash (used in)/provided by operating activities	$(11,887,122)	$(10,923,345)	$15,185,225
Net cash provided by/(used in) investing activities	77,259	(107,122)	(16,842,456)
Net cash provided by financing activities	12,192,952	10,757,306	1,322,448
Effect of exchange rate changes	101,728	(12,435)	200,007
Net change in cash, cash equivalents and restricted cash	$484,817	$(285,596)	$(134,776)